Operating Leases - Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019
Future minimum operating lease payments 2021	$ 1,153
Future minimum operating lease payments 2022	987
Future minimum operating lease payments 2023	797
Future minimum operating lease payments 2024	295
Future minimum operating lease payments 2025	7
Future minimum operating lease payments therafter	0
Total Minimum operating lease payments	3,239
Imputed interest	(257)
Present value of operating lease liabilities	2,982	$ 4,104
Right-of-use assets	2,964		$ 0
Lease liabilities, current	(1,065)		0
Lease liabilities, long-term	$ (2,073)		$ 0
Revenue equipment and other leases
Weighted average remaining lease term	2 years 10 months 29 days
Weighted average discount rate	3.50%
Real estate leases
Weighted average remaining lease term	3 years 4 months 26 days
Weighted average discount rate	3.25%